SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                     August 12, 2013

VIA EDGAR
--- -----

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


                 Re: AllianceBernstein Global Risk Allocation Fund, Inc. File Nos. 2-10988 and 811-00134
                      ---------------------------------------------------

Dear Sir or Madam:

            Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 119 under the Securities Act of 1933 and Amendment No. 57 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Global Risk Allocation Fund, Inc. (the "Fund").

            We are making this filing for the following purpose:

            to reflect in the Fund's non-fundamental investment policies that the Fund will make certain investments through its wholly-owned subsidiary AllianceBernstein Global Risk Allocation (Cayman) Ltd.

            Disclosure other than that described above contained in the Fund's prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post Effective Amendment No. 119.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                                 Sincerely,

                                                 /s/ Joanne A. Skerrett
                                                 ----------------------
                                                     Joanne A. Skerrett

Attachment

cc: Kathleen K. Clarke